Acquisitions and disposals	12 Months Ended
Mar. 31, 2021
Acquisitions and disposals
Acquisitions and disposals

 27. Acquisitions and disposals

The note below provides details of acquisition and disposal transactions for the current year as well as those completed in the prior year. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

Aggregate cash consideration

The aggregate cash consideration in respect of purchases of subsidiaries, net of cash acquired, is as follows:

	2021	2020
	€m	€m
Cash consideration paid
European Liberty Global Assets	0	10,313
Other acquisitions during the year	138	108
Net cash acquired	(2)	(126)
	136	10,295

Acquisition of European Liberty Global assets

In the comparative period, on 31 July 2019, the Group completed the acquisition of a 100% interest in Unitymedia GmBH (‘Unitymedia’) and Liberty Global’s operations (excluding its ‘Direct Home’ business) in the Czech Republic (‘UPC Czech’), Hungary (‘UPC Hungary’) and Romania (‘UPC Romania’) for an aggregate net cash consideration of €10,313 million.  The primary reason for acquiring the businesses was to create a converged national provider of digital infrastructure in Germany, together with creating converged communications operators in the Czech Republic, Hungary and Romania.

The purchase price allocation is set out in the table below.

Fair value
€m
Net assets acquired
Identifiable intangible assets[1]	5,818
Property, plant and equipment[2]	4,737
Inventory	2
Trade and other receivables	856
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,904)
Short and long-term borrowings	(9,527)
Trade and other payables	(1,066)
Post employment benefits	(40)
Provisions	(178)
Net identifiable liabilities acquired	(1,191)
Goodwill[3]	11,504
Total consideration[4]	10,313

Notes:

1	Identifiable intangible assets of €5,818 million consisted of customer relationships of €5,569 million, brand of €71 million and software of €178 million.
2	Includes Right-of-use assets.
3	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
4	Transaction costs of €46 million were charged to Other income and expense in the consolidated income statement in the year ended 31 March 2020.

From the date of acquisition to 31 March 2020, the acquired entities contributed €1,993 million of revenue and a loss of €247 million towards the profit before tax of the Group. If the acquisition had taken place at the beginning of the prior financial year, revenue would have been €45,975 million and the profit before tax would have been €822 million.

Other acquisitions

During the year ended 31 March 2021, the Group completed certain acquisitions for an aggregate consideration of €178 million, of which €nil has been paid in cash. The aggregate provisional fair values acquired of goodwill, identifiable assets, liabilities and non-controlling interests recognised on acquisition were €92 million, €445 million, €306 million and €53 million, respectively. In addition, the Group paid €138 million in respect of acquisitions completed in prior periods.

During the year ended 31 March 2020 the Group completed certain acquisitions for an aggregate consideration of €276 million, of which €108 million was paid in that year. The aggregate provisional fair values of goodwill, identifiable assets and liabilities of the acquired operations were €248 million, €113 million and €85 million, respectively.

Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

Aggregate cash consideration

The aggregate cash consideration in respect of the disposal of subsidiaries, net of cash disposed, is as follows:

	2021	2020
	€m	€m
Cash consideration received
Vodafone New Zealand	(37)	2,023
Tower infrastructure in Italy	192	2,140
Vodafone Malta	0	242
Other disposals during the period	3	35
Net cash disposed	(1)	(13)
	157	4,427

Vodafone New Zealand

In the comparative period, on 31 July 2019, the Group sold its 100% interest in Vodafone New Zealand Limited (‘Vodafone New Zealand’) for consideration of NZD $3.4 billion (€2.0 billion). The table below summarises the net assets disposed and the resulting net gain on disposal of €1.1 billion.

€m
Goodwill	(243)
Other intangible assets	(155)
Property, plant and equipment[1]	(783)
Inventory	(29)
Trade and other receivables	(244)
Investments in associates and joint ventures	(4)
Current and deferred taxation	(11)
Short and long-term borrowings	215
Trade and other payables	261
Provisions	35
Net assets disposed	(958)
Net cash proceeds arising from the transaction	2,023
Other effects[2]	13
Net gain on transaction[3]	1,078

Notes:

1	Includes Right-of-use assets.
2	Includes €59 million of recycled foreign exchange losses.
3	Recorded within Other income and expense in the consolidated income statement.

Tower infrastructure in Italy

In the comparative period, on 31 March 2020, the Group merged its passive tower infrastructure in Italy with Infrastrutture Wireless Italiane S.p.A. (‘INWIT’), (the ‘combination’).  As part of the combination, Vodafone received proceeds of €2,140 million and a 37.5% shareholding in the combined entity. As a result of the transaction, we no longer consolidate the tower assets and account for our interest as a joint venture using the equity method. We have also entered into an agreement to lease back space on the mobile base stations to locate network equipment (see note 20 “Leases”). The Group recognised a net gain on the combination of €3,356 million.

€m
Goodwill	(1,320)
Property, plant and equipment[1]	(548)
Trade and other receivables	(164)
Current and deferred taxation	44
Short and long-term borrowings	270
Trade and other payables	79
Provisions	40
Net assets contributed into INWIT	(1,599)
Fair value of investment in INWIT[2]	3,559
Net cash proceeds arising from the transaction	2,140
Restriction of gain (note 20)	(744)
Net gain on formation[3]	3,356

Notes:

1	Includes Right-of-use assets.
2

The fair value of €3,559 million comprises an investment of €3,345 million recorded within Investments in associates and joint arrangements (note 12) and a dividend receivable of €214 million, recorded within Other receivables (note 14).

3	Recorded within Other income and expense in the consolidated income statement.

Vodafone Malta

In the comparative period, on 31 March 2020, the Group sold its 100% interest in Vodafone Malta Limited (‘Vodafone Malta’) for consideration of €242 million. A net gain on disposal of €170 million has been recorded within Other income and expense in the consolidated income statement.

Other transactions with non-controlling shareholders in subsidiaries

	2021	2020
	€m	€m
Cash consideration received/(paid)
Vantage Towers IPO	2,000	—
Vantage Towers Greece	(288)	—
Other	(49)	(160)
	1,663	(160)

Vantage Towers IPO

During the period, the Group completed an initial public offering of Vantage Towers AG, with the first day of trading on the Regulated Market of the Frankfurt Stock Exchange being 18 March 2021. The offer consisted solely of a secondary sell-down of existing shares held by Vodafone GmbH. Cash consideration of €2,000 million was received in the period.  A further €217m was received in April 2021, following completion of the market stabilisation period described in the Vantage Towers prospectus.

Vantage Towers Greece

On 25 March 2021, the Group exercised its option to purchase the remaining 38% of Vantage Towers Greece for cash consideration of €288 million, taking its shareholding to 100%.